INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Net loss before income tax	$ 6,443	$ 11,645
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax	$ 1,740	$ 3,144
Tax effect of:
Permanent differences	(678)	(599)
Difference in tax rates in foreign jurisdictions	(17)	128
Changes in estimate and others	124	(539)
Flow-through share premium liability	(430)	0
Changes in unrecognized deferred tax assets	(2,115)	(2,134)
Income tax expense	$ (516)	$ 0